Label	Element	Value
PSF Avantis Balanced Allocation Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	PSF Avantis Balanced Allocation Portfolio
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

PSF Avantis Balanced Allocation Portfolio – In the Principal Investment Strategies subsection, the table in the second paragraph is deleted and replaced with the following:

BROAD ASSET CLASS ALLOCATIONS

Debt	Equity
30 – 50%	50 – 70%